Share-based Payments - Summary of Fair Value of Warrants Determined At Grant Date (Detail)										12 Months Ended
	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant	Dec. 31, 2020 EUR (€) Warrant € / shares	Dec. 31, 2019 Warrant	Dec. 31, 2018 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted	76,000	602,025	426,050	334,400	45,000	353,550	94,400	253,150	61,050	404,525	610,250
Number of warrants not fully vested as of 31 December 2020	76,000	588,142	381,600	282,252	42,500	79,315	35,698	2,500		1,488,006	1,292,380	731,229
Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										3,872,766
Number of warrants granted										2,385,625
Number of warrants not fully vested as of 31 December 2020										1,488,006
Average exercise price | € / shares										€ 17.00
Average fair value | €										€ 9.04
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020											766
29 Oct 2010 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										79,500
Number of warrants granted										61,050
Average exercise price | € / shares										€ 35.36
Expected share value volatility										35.60%
Risk-free interest rate										3.21%
Average fair value | €										€ 9.00
31 January 2013 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										140,000
Number of warrants granted										140,000
Average exercise price | € / shares										€ 4.52
Expected share value volatility										35.60%
Risk-free interest rate										2.30%
Average fair value | €										€ 2.22
Weighted average remaining contractual life										2 years 29 days
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										2,500	2,500
06 May 2013 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										266,241
Number of warrants granted										253,150
Number of warrants not fully vested as of 31 December 2020										2,500
Average exercise price | € / shares										€ 2.64
Expected share value volatility										39.55%
Risk-free interest rate										2.06%
Average fair value | €										€ 12.44
Weighted average remaining contractual life										2 years 4 months 2 days
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										35,698	35,698
05 May 2014 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										100,000
Number of warrants granted										94,400
Number of warrants not fully vested as of 31 December 2020										35,698
Average exercise price | € / shares										€ 38.25
Expected share value volatility										67.73%
Risk-free interest rate										1.09%
Average fair value | €										€ 25.19
Weighted average remaining contractual life										3 years 4 months 2 days
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										79,315	250,982
05 November 2015 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										466,000
Number of warrants granted										353,550
Number of warrants not fully vested as of 31 December 2020										79,315
Average exercise price | € / shares										€ 30.67
Expected share value volatility										60.53%
Risk-free interest rate										0.26%
Average fair value | €										€ 20.04
Weighted average remaining contractual life										4 years 10 months 2 days
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										42,500	42,500
08 December 2016 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										100,000
Number of warrants granted										45,000
Number of warrants not fully vested as of 31 December 2020										42,500
Average exercise price | € / shares										€ 22.41
Expected share value volatility										61.03%
Risk-free interest rate										(0.40%)
Average fair value | €										€ 11.28
Weighted average remaining contractual life										11 months 4 days
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										282,251	285,084
29 June 2017 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										520,000
Number of warrants granted										334,400
Number of warrants not fully vested as of 31 December 2020										282,251
Average exercise price | € / shares										€ 31.44
Expected share value volatility										60.61%
Risk-free interest rate										(0.23%)
Average fair value | €										€ 15.65
Weighted average remaining contractual life										1 year 5 months 26 days
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										381,600	401,350
26 October 2018 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										700,000
Number of warrants granted										426,050
Number of warrants not fully vested as of 31 December 2020										381,600
Average exercise price | € / shares										€ 18.27
Expected share value volatility										58.82%
Risk-free interest rate										(0.06%)
Average fair value | €										€ 8.91
Weighted average remaining contractual life										2 years 9 months 25 days
25 October 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2020										588,142	273,500
25 October 2019 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										939,500
Number of warrants granted										602,025
Number of warrants not fully vested as of 31 December 2020										588,142
Average exercise price | € / shares										€ 7.11
Expected share value volatility										59.14%
Risk-free interest rate										(0.38%)
Average fair value | €										€ 3.99
Weighted average remaining contractual life										3 years 9 months 21 days
10 December 2020 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued										561,525
Number of warrants granted										76,000
Number of warrants not fully vested as of 31 December 2020										76,000
Average exercise price | € / shares										€ 6.73
Expected share value volatility										58.84%
Risk-free interest rate										(0.66%)
Average fair value | €										€ 3.73
Weighted average remaining contractual life										6 years 11 months 8 days